Note 7 Encumbered and unencumbered asstes (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Book value [Member] | Total assets encumbered and unencumbered [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	€ 68,268	€ 78,586	€ 92,916
Unencumbered assets	704,134	696,972	619,177
Book value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	834	592	819
Unencumbered assets	17,159	13,176	11,293
Book value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	43,404	51,458	33,533
Unencumbered assets	102,333	88,976	92,665
Book value [Member] | Loans and advances and other [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	24,030	26,535	58,563
Unencumbered assets	584,641	594,821	515,218
Market value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	834	592	819
Unencumbered assets	17,159	13,176	11,293
Market value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	45,639	50,818	32,291
Unencumbered assets	€ 102,333	€ 88,976	€ 92,665